Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
April 30, 2026
T06-NPRT3-0626
1.9584812.112

Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
		Shares	Value
AEROSPACE & DEFENSE – 22.1%
Aerospace & Defense – 22.1%
AAR Corp. (a)		11,730	$1,294,640
AeroVironment, Inc. (a)		9,611	1,874,337
Archer Aviation, Inc. Class A (a)		182,130	1,045,426
Astronics Corp. (a)		7,924	565,774
ATI, Inc. (a)		40,299	6,264,883
Axon Enterprise, Inc. (a)		22,251	8,939,562
Boeing Co. (a)		232,254	53,193,134
BWX Technologies, Inc.		27,113	5,866,982
Cadre Holdings, Inc.		8,978	266,198
Carpenter Technology Corp.		14,782	6,329,652
Curtiss-Wright Corp.		10,941	7,879,708
Ducommun, Inc. (a)		4,274	606,609
Eve Holding, Inc. (a)		21,892	63,049
Firefly Aerospace, Inc. (a)		9,439	326,589
FTAI Aviation Ltd.		30,450	7,602,451
General Dynamics Corp.		68,099	23,446,486
General Electric Co.		312,850	90,704,600
HEICO Corp.		13,045	3,521,106
HEICO Corp. Class A		22,480	4,698,770
Hexcel Corp.		23,732	2,227,723
Howmet Aerospace, Inc.		113,283	27,532,300
Huntington Ingalls Industries, Inc.		11,669	4,250,900
Intuitive Machines, Inc. (a)		32,050	812,468
Karman Holdings, Inc. (a)		15,604	1,060,760
Kratos Defense & Security Solutions, Inc. (a)		50,216	3,166,119
L3Harris Technologies, Inc.		55,478	17,783,473
Leonardo DRS, Inc.		23,296	946,516
Loar Holdings, Inc. (a)		9,655	541,839
Lockheed Martin Corp.		61,765	31,992,417
Mercury Systems, Inc. (a)		15,947	1,258,378
Moog, Inc. Class A		8,551	2,576,502
National Presto Industries, Inc.		1,685	235,630
Northrop Grumman Corp.		40,210	23,300,891
Red Cat Holdings, Inc. (a)		31,355	367,481
Redwire Corp. (a)		29,396	270,149
Rocket Lab Corp. (a)		142,603	11,766,174
RTX Corp.		397,664	70,016,700
StandardAero, Inc. (a)		58,184	1,446,454
Textron, Inc.		52,276	5,016,405
TransDigm Group, Inc.		16,704	19,376,306
V2X, Inc. (a)		6,997	474,467
Voyager Technologies, Inc. Class A (a)		4,742	125,236
VSE Corp.		8,174	1,403,312
Woodward, Inc.		17,757	6,445,613
TOTAL AEROSPACE & DEFENSE	458,884,169
AIR FREIGHT & LOGISTICS – 3.2%
Air Freight & Logistics – 3.2%
CH Robinson Worldwide, Inc.		34,996	6,362,623

		Shares	Value

Expeditors International of Washington, Inc.		39,757	$5,879,663
FedEx Corp.		66,252	26,720,094
Forward Air Corp. (a)		6,235	131,309
GXO Logistics, Inc. (a)		34,153	1,951,161
Hub Group, Inc. Class A		18,114	793,937
United Parcel Service, Inc. Class B		219,178	23,846,566
TOTAL AIR FREIGHT & LOGISTICS	65,685,353
BUILDING PRODUCTS – 6.1%
Building Products – 6.1%
A.O. Smith Corp.		33,802	2,090,316
AAON, Inc.		20,605	1,922,653
Advanced Drainage Systems, Inc.		21,885	3,266,336
Allegion PLC		25,536	3,510,689
American Woodmark Corp. (a)		4,268	186,426
Apogee Enterprises, Inc.		6,510	236,964
Armstrong World Industries, Inc.		12,797	2,180,481
AZZ, Inc.		8,448	1,208,402
Builders FirstSource, Inc. (a)		32,757	2,590,751
Carlisle Cos., Inc.		12,392	4,402,382
Carrier Global Corp.		224,814	15,100,756
CSW Industrials, Inc.		4,927	1,434,742
Fortune Brands Innovations, Inc.		35,463	1,437,670
Gibraltar Industries, Inc. (a)		8,648	337,531
Griffon Corp.		11,008	1,003,599
Hayward Holdings, Inc. (a)		63,840	958,238
Insteel Industries, Inc.		5,724	149,854
Janus International Group, Inc. (a)		41,414	215,353
Johnson Controls International PLC		181,537	26,509,848
Lennox International, Inc.		9,363	5,008,175
Masco Corp.		61,608	4,424,687
Masterbrand, Inc. (a)		37,380	335,672
Modine Manufacturing Co. (a)		14,866	3,785,330
Owens Corning		24,373	3,006,166
Quanex Building Products Corp.		12,596	251,164
Resideo Technologies, Inc. (a)		40,092	1,658,606
Simpson Manufacturing Co., Inc.		12,324	2,350,557
Trane Technologies PLC		65,763	32,390,908
Trex Co., Inc. (a)		31,745	1,244,404
UFP Industries, Inc.		17,287	1,547,014
Zurn Elkay Water Solutions Corp.		44,789	2,327,237
TOTAL BUILDING PRODUCTS	127,072,911
COMMERCIAL SERVICES & SUPPLIES – 5.5%
Commercial Printing – 0.1%
Brady Corp. Class A		13,129	1,074,215
Cimpress PLC (a)		4,881	431,773
Deluxe Corp.		13,268	413,298
			1,919,286
Diversified Support Services – 1.5%
ACV Auctions, Inc. Class A (a)		53,309	276,674
Cintas Corp.		106,746	18,649,594

Quarterly Report	2

Common Stocks – continued
		Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
Copart, Inc. (a)		272,843	$9,033,832
Healthcare Services Group, Inc. (a)		21,594	462,327
Liquidity Services, Inc. (a)		7,604	271,082
OPENLANE, Inc. (a)		32,081	1,008,627
UniFirst Corp.		4,462	1,140,085
Vestis Corp. (a)		31,194	303,206
			31,145,427
Environmental & Facilities Services – 3.6%
ABM Industries, Inc.		17,858	728,606
BrightView Holdings, Inc. (a)		21,134	251,495
Casella Waste Systems, Inc. Class A (a)		18,564	1,471,197
Clean Harbors, Inc. (a)		15,080	4,715,214
Enviri Corp. (a)		22,440	441,844
Montrose Environmental Group, Inc. (a)		10,247	215,699
Republic Services, Inc.		64,270	13,446,569
Rollins, Inc.		86,449	4,817,803
Tetra Tech, Inc.		73,867	2,387,381
Veralto Corp.		73,730	6,502,986
Waste Connections, Inc.		75,937	12,508,343
Waste Management, Inc.		119,490	27,787,400
			75,274,537
Office Services & Supplies – 0.2%
HNI Corp.		20,298	741,689
Interface, Inc.		17,554	489,406
MillerKnoll, Inc.		20,305	326,505
MSA Safety, Inc.		11,095	1,846,097
Pitney Bowes, Inc.		15,240	235,610
			3,639,307
Security & Alarm Services – 0.1%
Brink's Co.		12,382	1,321,779
CoreCivic, Inc. (a)		31,031	634,894
GEO Group, Inc. (a)		42,120	779,641
			2,736,314
TOTAL COMMERCIAL SERVICES & SUPPLIES	114,714,871
CONSTRUCTION & ENGINEERING – 5.5%
Construction & Engineering – 5.5%
AECOM		39,190	3,295,879
Ameresco, Inc. Class A (a)		9,637	285,159
API Group Corp. (a)		108,701	4,969,810
Arcosa, Inc.		14,558	1,841,150
Argan, Inc.		4,099	2,746,248
Centuri Holdings, Inc. (a)		26,480	995,648
Comfort Systems USA, Inc.		10,463	19,254,536
Construction Partners, Inc. Class A (a)		14,257	1,763,021
Dycom Industries, Inc. (a)		8,885	3,679,278

		Shares	Value

EMCOR Group, Inc.		13,281	$11,842,269
Everus Construction Group, Inc. (a)		14,450	2,130,364
Fluor Corp. (a)		47,828	2,551,624
Granite Construction, Inc.		13,021	1,784,788
IES Holdings, Inc. (a)		2,670	1,719,694
Legence Corp. Class A (a)		15,923	1,384,664
Limbach Holdings, Inc. (a)		3,233	322,556
MasTec, Inc. (a)		18,678	7,360,066
MYR Group, Inc. (a)		4,625	1,872,246
Primoris Services Corp.		15,972	2,893,328
Quanta Services, Inc.		44,230	32,189,267
Sterling Infrastructure, Inc. (a)		9,117	4,700,908
Terrestrial Energy, Inc. (a)		8,484	61,594
Tutor Perini Corp.		13,397	1,244,849
Valmont Industries, Inc.		5,856	2,975,082
WillScot Holdings Corp.		54,230	1,227,767
TOTAL CONSTRUCTION & ENGINEERING	115,091,795
ELECTRICAL EQUIPMENT – 14.1%
Electrical Components & Equipment – 8.9%
Acuity, Inc.		9,116	2,641,543
Allient, Inc.		4,000	304,720
American Superconductor Corp. (a)		13,380	716,365
AMETEK, Inc.		68,276	16,078,998
Amprius Technologies, Inc. (a)		34,826	733,436
Array Technologies, Inc. (a)		42,629	329,948
Atkore, Inc.		9,947	777,358
Eaton Corp. PLC		115,197	49,881,453
Emerson Electric Co.		166,628	23,401,236
EnerSys		10,928	2,330,505
Enovix Corp. (a)		57,616	384,299
Eos Energy Enterprises, Inc. (a)		95,841	642,135
Fluence Energy, Inc. (a)		19,366	235,878
Generac Holdings, Inc. (a)		17,420	4,515,787
Hubbell, Inc.		15,764	8,010,792
LSI Industries, Inc.		9,527	231,601
Nextpower, Inc. Class A (a)		44,045	5,247,081
nVent Electric PLC		47,867	6,840,194
Plug Power, Inc. (a)		392,151	1,227,433
Powell Industries, Inc.		8,616	2,388,958
Preformed Line Products Co.		829	275,435
Regal Rexnord Corp.		18,677	4,016,115
Rockwell Automation, Inc.		33,349	13,636,740
Sensata Technologies Holding PLC		43,175	1,797,807
SES AI Corp. (a)		61,657	64,740
Shoals Technologies Group, Inc. Class A (a)		49,775	395,214
Sunrun, Inc. (a)		69,731	887,676
Thermon Group Holdings, Inc. (a)		9,739	589,112
Vertiv Holdings Co. Class A		107,729	35,387,899

3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Vicor Corp. (a)		6,829	$1,838,845
			185,809,303
Heavy Electrical Equipment – 5.2%
Bloom Energy Corp. Class A (a)		66,637	18,882,260
Energy Vault Holdings, Inc. (a)		26,406	121,732
GE Vernova, Inc.		80,473	87,189,276
NANO Nuclear Energy, Inc. (a)		11,792	275,697
NuScale Power Corp. (a)		50,332	627,137
Power Solutions International, Inc. (a)		2,708	198,415
			107,294,517
TOTAL ELECTRICAL EQUIPMENT	293,103,820
GROUND TRANSPORTATION – 8.8%
Cargo Ground Transportation – 2.0%
ArcBest Corp.		6,686	852,933
Covenant Logistics Group, Inc.		4,680	163,145
Heartland Express, Inc.		14,852	198,720
JB Hunt Transport Services, Inc.		22,589	5,681,811
Knight-Swift Transportation Holdings, Inc.		48,210	3,128,829
Landstar System, Inc.		10,247	1,886,165
Marten Transport Ltd.		18,822	283,836
Old Dominion Freight Line, Inc.		55,817	11,857,205
RXO, Inc. (a)		31,136	621,786
Ryder System, Inc.		12,021	3,050,569
Saia, Inc. (a)		7,907	3,548,820
Schneider National, Inc. Class B		16,374	509,068
U-Haul Holding Co. (a)		2,297	117,974
U-Haul Holding Co.		31,293	1,492,363
Werner Enterprises, Inc.		17,630	650,018
XPO, Inc. (a)		34,833	7,667,788
			41,711,030
Passenger Ground Transportation – 2.3%
Avis Budget Group, Inc. (a)		5,190	937,677
Hertz Global Holdings, Inc. (a)		36,071	229,412
Lyft, Inc. Class A (a)		114,125	1,614,869
Uber Technologies, Inc. (a)		585,458	43,681,021
			46,462,979
Rail Transportation – 4.5%
CSX Corp.		552,294	25,090,716
FTAI Infrastructure, Inc.		32,575	200,173
Norfolk Southern Corp.		66,550	21,018,487
Union Pacific Corp.		175,928	47,409,078
			93,718,454
TOTAL GROUND TRANSPORTATION	181,892,463

		Shares	Value
INDUSTRIAL CONGLOMERATES – 3.1%
Industrial Conglomerates – 3.1%
3M Co.		157,556	$23,085,105
Honeywell International, Inc.		188,303	40,358,982
TOTAL INDUSTRIAL CONGLOMERATES	63,444,087
MACHINERY – 21.1%
Agricultural & Farm Machinery – 2.6%
AGCO Corp.		18,806	2,275,902
Alamo Group, Inc.		3,038	526,911
CNH Industrial NV		258,144	2,764,722
Deere & Co.		76,200	44,948,094
Lindsay Corp.		3,157	353,489
Toro Co.		29,137	2,772,969
			53,642,087
Construction Machinery & Heavy Transportation Equipment – 9.5%
Aebi Schmidt Holding AG		11,367	132,084
Allison Transmission Holdings, Inc.		24,679	3,315,624
Astec Industries, Inc.		6,051	393,436
Atmus Filtration Technologies, Inc.		24,227	1,535,992
Blue Bird Corp. (a)		9,502	609,173
Caterpillar, Inc.		138,796	123,543,707
Cummins, Inc.		40,940	27,471,149
Douglas Dynamics, Inc.		6,643	306,442
Federal Signal Corp.		18,051	2,222,620
Greenbrier Cos., Inc.		9,237	453,721
Microvast Holdings, Inc. (a)		62,434	120,498
Oshkosh Corp.		18,769	2,933,595
PACCAR, Inc.		155,771	18,505,595
Terex Corp.		33,599	2,089,858
Trinity Industries, Inc.		23,558	768,226
Westinghouse Air Brake Technologies Corp.		50,703	13,684,233
			198,085,953
Industrial Machinery & Supplies & Components – 9.0%
Albany International Corp. Class A		8,661	502,684
Alliance Laundry Holdings, Inc. (a)		14,634	371,265
CECO Environmental Corp. (a)		9,158	678,974
Chart Industries, Inc. (a)		14,172	2,946,359
Crane Co.		14,517	2,580,106
Donaldson Co., Inc.		34,147	3,010,741
Dover Corp.		40,693	9,213,302
Energy Recovery, Inc. (a)		15,417	170,666
Enerpac Tool Group Corp.		15,795	554,405
Enpro, Inc.		6,238	1,818,689
Esab Corp.		17,142	1,684,544
ESCO Technologies, Inc.		7,664	2,482,753
Flowserve Corp.		37,711	2,777,038
Fortive Corp.		100,352	6,000,046
Franklin Electric Co., Inc.		11,147	1,116,818
Gates Industrial Corp. PLC (a)		77,026	1,972,636

Quarterly Report	4

Common Stocks – continued
		Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Gorman-Rupp Co.		6,202	$469,739
Graco, Inc.		49,195	3,948,883
Helios Technologies, Inc.		9,961	681,332
Hillman Solutions Corp. (a)		59,656	486,793
Hyster-Yale, Inc.		2,547	100,530
IDEX Corp.		22,152	4,825,813
Illinois Tool Works, Inc.		81,741	21,089,995
Ingersoll Rand, Inc.		117,196	9,359,273
ITT, Inc.		25,522	5,470,385
JBT Marel Corp.		15,443	1,823,818
Kadant, Inc.		3,477	1,019,213
Kennametal, Inc.		21,478	831,413
Lincoln Electric Holdings, Inc.		16,310	4,322,150
Middleby Corp. (a)		14,207	1,994,095
Mueller Industries, Inc.		31,225	4,228,802
Mueller Water Products, Inc. Class A		46,166	1,287,570
Nordson Corp.		15,703	4,529,530
Otis Worldwide Corp.		115,609	9,003,629
Parker-Hannifin Corp.		37,426	34,035,953
Pentair PLC		48,346	3,902,006
Proto Labs, Inc. (a)		7,162	464,169
RBC Bearings, Inc. (a)		8,890	5,325,910
Richtech Robotics, Inc. Class B (a)		46,798	115,123
Snap-on, Inc.		15,414	5,909,728
SPX Technologies, Inc. (a)		14,790	3,237,679
Standex International Corp.		3,565	973,245
Stanley Black & Decker, Inc.		46,091	3,602,473
Symbotic, Inc. (a)		14,936	882,718
Tennant Co.		5,226	433,967
Timken Co.		19,688	2,183,202
Watts Water Technologies, Inc. Class A		8,114	2,435,498
Worthington Enterprises, Inc.		9,592	520,558
Xylem, Inc.		72,230	8,534,697
			185,910,915
TOTAL MACHINERY	437,638,955
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.		9,554	231,589
Kirby Corp. (a)		4,017	604,719
Matson, Inc.		2,325	405,550
TOTAL MARINE TRANSPORTATION	1,241,858
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)		8,493	332,161
Allegiant Travel Co. (a)		1,355	102,492
American Airlines Group, Inc. (a)		49,427	578,790
Delta Air Lines, Inc.		48,367	3,288,473

		Shares	Value

Frontier Group Holdings, Inc. (a)		16,573	$60,160
JetBlue Airways Corp. (a)		25,624	119,280
Joby Aviation, Inc. (a)		65,933	605,924
SkyWest, Inc. (a)		3,018	247,838
United Airlines Holdings, Inc. (a)		24,111	2,169,990
TOTAL PASSENGER AIRLINES	7,505,108
PROFESSIONAL SERVICES – 5.2%
Data Processing & Outsourced Services – 0.8%
Broadridge Financial Solutions, Inc.		34,574	5,323,705
Concentrix Corp.		11,288	268,880
CSG Systems International, Inc.		8,447	679,223
ExlService Holdings, Inc. (a)		46,982	1,497,786
Genpact Ltd.		48,418	1,682,526
Maximus, Inc.		16,160	1,060,419
SS&C Technologies Holdings, Inc.		65,011	4,505,262
Verra Mobility Corp. (a)		46,999	696,995
			15,714,796
Human Resource & Employment Services – 2.0%
Alight, Inc. Class A		126,853	104,958
Automatic Data Processing, Inc.		119,958	25,423,898
Barrett Business Services, Inc.		7,626	240,448
First Advantage Corp. (a)		23,683	302,195
Insperity, Inc.		10,688	380,172
Kforce, Inc.		5,755	260,184
Korn Ferry		15,519	1,031,082
ManpowerGroup, Inc.		13,757	416,424
Paychex, Inc.		95,870	8,880,438
Paycom Software, Inc.		14,652	1,857,288
Paylocity Holding Corp. (a)		12,875	1,358,184
Robert Half, Inc.		30,227	804,340
TriNet Group, Inc.		9,265	424,152
Upwork, Inc. (a)		36,911	382,029
			41,865,792
Research & Consulting Services – 2.4%
Amentum Holdings, Inc. (a)		47,145	1,236,613
BlackSky Technology, Inc. (a)		8,402	298,103
Booz Allen Hamilton Holding Corp.		35,985	2,798,554
CACI International, Inc. Class A (a)		6,558	3,407,143
CBIZ, Inc. (a)		14,462	441,091
Clarivate PLC (a)		92,691	266,023
CRA International, Inc.		1,907	300,295
Equifax, Inc.		36,318	6,317,153
Exponent, Inc.		14,888	995,858
FTI Consulting, Inc. (a)		9,162	1,642,747
Huron Consulting Group, Inc. (a)		5,120	669,005
ICF International, Inc.		5,599	401,224
Innodata, Inc. (a)		9,258	390,965
Jacobs Solutions, Inc.		35,044	4,535,044
KBR, Inc.		37,676	1,412,473
Legalzoom.com, Inc. (a)		34,764	224,228
Leidos Holdings, Inc.		36,089	5,385,201

5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
Parsons Corp. (a)		17,329	$873,555
Planet Labs PBC (a)		73,757	2,726,796
Resolute Holdings Management, Inc. (a)		1,267	172,426
Science Applications International Corp.		13,354	1,292,267
TIC Solutions, Inc. (a)		42,289	386,522
TransUnion		57,620	4,091,020
UL Solutions, Inc. Class A		22,915	2,073,578
Verisk Analytics, Inc.		41,260	7,612,058
Willdan Group, Inc. (a)		4,348	330,448
			50,280,390
TOTAL PROFESSIONAL SERVICES	107,860,978
TRADING COMPANIES & DISTRIBUTORS – 4.7%
Trading Companies & Distributors – 4.7%
Applied Industrial Technologies, Inc.		11,193	3,422,260
BlueLinx Holdings, Inc. (a)		2,349	124,403
Boise Cascade Co.		11,054	876,251
Core & Main, Inc. Class A (a)		56,141	2,827,822
Custom Truck One Source, Inc. (a)		21,537	212,139
Distribution Solutions Group, Inc. (a)		2,726	73,765
DNOW, Inc. (a)		55,271	745,606
DXP Enterprises, Inc. (a)		3,962	676,511
Fastenal Co.		340,499	15,298,620
Ferguson Enterprises, Inc.		57,999	15,526,912
GATX Corp.		10,115	1,981,731
Global Industrial Co.		5,626	186,277
Herc Holdings, Inc.		9,338	1,185,179
McGrath RentCorp		7,334	810,774
MSC Industrial Direct Co., Inc. Class A		13,211	1,351,089
NPK International, Inc. (a)		25,664	419,606
QXO, Inc. (a)		180,059	3,613,784

		Shares	Value

Rush Enterprises, Inc. Class A		18,061	$1,337,056
Rush Enterprises, Inc. Class B		2,281	166,194
SiteOne Landscape Supply, Inc. (a)		13,237	1,668,524
Transcat, Inc. (a)		2,688	204,557
United Rentals, Inc.		18,873	18,115,060
Watsco, Inc.		10,377	4,543,466
WESCO International, Inc.		13,991	4,884,538
Willis Lease Finance Corp.		911	176,871
WW Grainger, Inc.		13,394	15,555,122
Xometry, Inc. Class A (a)		13,224	677,994
TOTAL TRADING COMPANIES & DISTRIBUTORS	96,662,111
TOTAL COMMON STOCKS (Cost $1,456,994,022)			2,070,798,479
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.54% (b) (Cost $2,400,000)		2,400,000	2,400,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,459,394,022)	2,073,198,479
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	930,497
NET ASSETS – 100.0%	$2,074,128,976

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $152,864 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	15	June 2026	2,652,600	$ 79,173	$ 79,173
CME E-mini Russell 2000 Index Contracts (United States)	3	June 2026	421,170	8,734	8,734
Total Equity Index Contracts					$87,907
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Quarterly Report	6

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8